UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 01/31/2010

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Auto Components—0.6%
25,900	Johnson Controls, Inc. (a)	$720,797

	Building Products—0.2%
23,600	Kingspan Group Plc (b)	191,662

	Chemicals—25.8%
49,050	Agrium, Inc.	2,763,968
13,650	CF Industries Holdings, Inc.	1,267,539
352,700	Incitec Pivot Ltd.	1,040,499
90,000	Israel Chemicals Ltd.	1,168,402
112,200	Johnson Matthey Plc	2,608,432
29,300	K+S AG	1,647,032
190,000	Makhteshim-Agan Industries Ltd.	950,237
50,300	Monsanto Co.	3,816,764
48,000	Mosaic Co. (The)	2,568,480
55,200	Nalco Holding Co.	1,301,616
12,000	Novozymes A/S	1,228,818
97,400	Nufarm Ltd.	875,172
30,400	Potash Corp. of Saskatchewan, Inc.	3,020,240
4,156,500	Sinofert Holdings Ltd.	2,407,397
11,750	Syngenta AG	3,006,919
69,400	Umicore	2,138,938
6,600	Wacker Chemie AG	863,914

		32,674,367

	Commercial Services & Supplies—2.6%
112,100	Tetra Tech, Inc. (b)	2,537,944
2,083,000	Tianjin Capital Environmental Protection Group Co. Ltd.	712,003

		3,249,947

	Construction & Engineering—1.8%
22,900	Insituform Technologies, Inc. (b)	468,992
14,000	Layne Christensen Co. (b)	354,620
27,900	Quanta Services, Inc. (b)	508,338
30,700	Shaw Group, Inc. (The) (b)	991,303

		2,323,253

	Diversified Financial Services—0.4%
47,500	Climate Exchange Plc (b)	462,788

	Electric Utilities—3.2%
5,550	Acciona SA	668,968
38,300	FPL Group, Inc. (a)	1,867,508
183,500	Iberdrola SA	1,562,299

		4,098,775

	Electrical Equipment—7.8%
54,300	American Superconductor Corp. (b)	2,064,486
6,500	First Solar, Inc. (b)	736,450
75,100	Gamesa Corp. Tecnologica SA	1,089,977
14,100	General Cable Corp. (b)	410,310
18,900	Nordex AG (b)	254,067
47,300	Renewable Energy Corp. AS (b)	274,293
16,300	Roper Industries, Inc.	816,304
55,700	Solarworld AG	935,887
18,350	SunPower Corp., Class A(b)	374,157
15,700	Suntech Power Holdings Co. Ltd. - ADR (b)(c)	212,107
52,400	Vestas Wind Systems A/S (b)	2,756,160

		9,924,198

	Electronic Equipment, Instruments—2.9%
42,500	Itron, Inc. (b)(a)	2,615,450
45,910	Trimble Navigation Ltd. (b)	1,050,880

		3,666,330

	Food Products—11.0%
100,000	Agria Corp. - ADR (b)	205,000
54,800	Archer-Daniels-Midland Co. (a)	1,642,356
525,200	BrasilAgro - Companhia Brasileira de Propriedades Agricolas (b)	2,908,800
33,000	Bunge Ltd.	1,940,070

Shares	Common Stocks	Value

	Food Products— (concluded)
117,900	Cosan Ltd. (b)	$919,620
64,940	Cresud SACIF y A - ADR	776,033
234,900	Illovo Sugar Ltd.	1,030,202
533,333	IOI Corp. Bhd	802,063
185,000	Sao Martinho SA	1,766,578
120,000	SLC Agricola SA	1,145,889
90,000	SunOpta, Inc. (b)	261,900
62,346	Viterra, Inc. (b)	555,677

		13,954,188

	Independent Power Producers & Energy Traders—2.6%
17,800	EDF Energies Nouvelles SA	889,336
351,600	Iberdrola Renovables SA	1,557,592
23,800	Ormat Technologies, Inc. (a)	819,196

		3,266,124

	Industrial Conglomerates—0.5%
75,700	Orkla ASA	682,656

	Machinery—8.1%
57,800	AGCO Corp. (b)	1,786,598
43,400	CNH Global NV (b)	1,028,146
26,500	Deere & Co.	1,323,675
7,200	Duoyuan Global Water, Inc. - ADR (b)	205,200
16,900	IDEX Corp.	476,918
74,300	Kurita Water Industries Ltd.	2,300,688
63,600	Pentair, Inc.	1,942,344
42,200	Watts Water Technologies, Inc.	1,220,846

		10,284,415

	Multi-Utilities—2.7%
21,695	GDF Suez	820,315
500,100	Hera SpA	1,160,318
12,425	Suez Environnement Co.	281,650
91,181	United Utilities Group Plc	777,670
11,900	Veolia Environnement	390,716

		3,430,669

	Oil, Gas & Consumable Fuels—1.9%
12,500	Cheniere Energy, Inc. (b)	35,625
360,099	D1 Oils Plc (b)	33,846
500,000	Rentech, Inc. (b)	595,000
33,500	Sasol Ltd.	1,241,302
15,400	Sasol Ltd. - ADR	563,640

		2,469,413

	Paper & Forest Products—1.0%
30,800	Fibria Celulose SA - ADR (b)	563,024
20,000	Precious Woods Holding AG (b)	650,115

		1,213,139

	Real Estate Investment Trusts—2.8%
68,300	Plum Creek Timber Co., Inc.	2,470,411
24,150	Rayonier, Inc.	1,012,851

		3,483,262

	Road & Rail—0.8%
133,000	All America Latina Logistica SA	1,065,411

	Semiconductors & Semiconductor Equipment—0.2%
24,000	MEMC Electronic Materials, Inc. (b)	301,920

	Water Utilities—20.6%
54,500	American States Water Co.	1,810,490
74,300	American Water Works Co., Inc	1,619,740
137,900	Aqua America, Inc.	2,287,761
39,400	Artesian Resources Corp., Class A	695,410
89,950	Athens Water Supply & Sewage Co. SA (The)	712,117
54,800	California Water Service Group	1,990,336
67,500	Cascal NV	405,000
4,556,000	China Water Affairs Group Ltd.	1,839,756
81,000	Cia de Saneamento Basico do Estado de Sao Paulo	1,347,135

1	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Water Utilities— (concluded)
160,000	Cia de Saneamento de Minas Gerias-COPASA	$2,164,456
688,000	Hyflux Ltd.	1,608,722
1,500,000	Inversiones Aguas Metropolitanas SA	1,831,712
5,610,000	Manila Water Co., Inc.	1,863,539
430,900	Northumbrian Water Group Plc	1,772,438
215,200	Pennon Group Plc	1,761,590
113,500	Severn Trent Plc	2,033,232
53,300	Southwest Water Co.	322,998

		26,066,432

	Total Long-Term Investments (Cost—$177,204,802)—97.5%	123,529,746

Shares/Beneficial Interest	Short-Term Securities

3,865,685	BlackRock Liquidity Funds, TempFund,
	Institutional Class, 0.10%(d)(e)	3,865,685
112,000	BlackRock Liquidity Series, LLC, Money
	Market Series, 0.27% (d)(e)(f)	112,000

	Total Short-Term Securities (Cost—$3,977,685)—3.2%	3,977,685

	Total Investments Before Outstanding Options Written
	(Cost—$181,182,487*)—100.7%	127,507,431

Contracts	Options Written

	Exchange-Traded Call Options Written—(0.1)%
30	ACO Corp., Strike Price USD 35, Expires 2/22/10	(600)
5	Agrium, Inc., Strike Price USD 75, Expires 2/22/10	(50)
245	American Superconductor Corp., Strike Price USD 41, Expires 2/22/10	(25,725)
148	Bunge Ltd., Strike Price USD 70, Expires 2/22/10	(1,850)
195	CNH Global NV, Strike Price USD 25, Expires 2/22/10	(13,163)
15	Deere & Co., Strike Price USD 60, Expires 2/22/10	(150)
18	First Solar, Inc., Strike Price USD 125, Expires 2/22/10	(4,032)
12	First Solar, Inc., Strike Price USD 140, Expires 2/22/10	(684)
80	FPL Group, Inc., Strike Price USD 55, Expires 2/22/10	(400)
64	General Cable Corp., Strike Price USD 35, Expires 2/22/10	(1,600)
172	Itron, Inc., Strike Price USD 70, Expires 2/22/10	(5,160)
19	Itron, Inc., Strike Price USD 75, Expires 2/22/10	(142)
63	Layne Christensen Co., Strike Price USD 30, Expires 2/22/10	(1,575)
108	MEMC Electronic Materials, Inc., Strike Price USD 14, Expires 2/22/10	(2,430)
216	Mosaic Co. (The), Strike Price USD 60, Expires 2/22/10	(11,988)
140	Nalco Holding Co., Strike Price USD 25, Expires 2/22/10	(4,550)
140	Potash Corp. of Saskatchewan, Inc., Strike Price USD 120, Expires 2/22/10	(5,110)
74	Roper Industries, Inc., Strike Price USD 55, Expires 2/22/10	(1,110)
138	Shaw Group, Inc., Strike Price USD 32, Expires 2/22/10	(18,285)

Contracts	Options Written	Value

	Exchange-Traded Call Options Written— (concluded)
83	SunPower Corp., Class A, Strike Price USD 24, Expires 2/22/10	$(2,490)
70	Suntech Power Holdings Co. Ltd. - ADR, Strike Price USD 16, Expires 2/22/10	(700)
207	Trimble Navigation Ltd., Strike Price USD 25, Expires 2/22/10	(5,175)

	Total Exchange-Traded Call Options Written	(106,969)

	Over-the-Counter Call Options Written—(0.4)%
25	Acciona SA, Strike Price EUR 94, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(1,459)
23,100	AGCO Corp., Strike Price USD 33.02, Expires 2/10/10, Broker Morgan Stanley & Co., Inc.	(4,766)
45,000	Agria Corp. - ADR, Strike Price USD 3.35, Expires 2/12/10, Broker Credit Suisse First Boston	(67)
21,500	Agrium, Inc., Strike Price USD 62.55, Expires 2/19/10, Broker Citigroup Global Markets	(12,187)
59,900	All America Latina Logistica SA, Strike Price USD 18.40, Expires 2/08/10, Broker Deutsche Bank Securities	(21)
24,500	American States Water Co., Strike Price USD 35.70, Expires 3/08/10, Broker Citigroup Global Markets	(7,238)
33,500	American Water Works Co., Inc., Strike Price USD 23.18, Expires 3/11/10, Broker Goldman Sachs & Co.	(4,314)
62,000	Aqua America, Inc., Strike Price USD 17.76, Expires 3/08/10, Broker Credit Suisse First Boston	(4,885)
24,700	Archer-Daniels-Midland Co., Strike Price USD 30.71, Expires 2/08/10, Broker Morgan Stanley & Co., Inc.	(5,997)
17,700	Artesian Resources Corp., Class A, Strike Price USD 18.06, Expires 3/11/10, Broker Credit Suisse First Boston	(9,418)
20,500	Athens Water Supply & Sewage Co. SA (The), Strike Price EUR 6.15, Expires 2/24/10, Broker UBS Securities LLC	(2,917)
20,000	Athens Water Supply & Sewage Co. SA (The), Strike Price EUR 6.17, Expires 3/03/10, Broker Credit Suisse First Boston	(3,332)
136,000	BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price USD 10.30, Expires 2/08/10, Broker Credit Suisse First Boston	(26,232)
100,000	BrasilAgro - Companhia Brasileira de Propriedades Agricolas, Strike Price USD 10.82, Expires 2/05/10, Broker Credit Suisse First Boston	(6,631)
24,700	California Water Service Group, Strike Price USD 36.99, Expires 2/25/10, Broker UBS Securities LLC	(10,469)
10,100	Cascal NV, Strike Price USD 6.06, Expires 2/11/10, Broker Morgan Stanley & Co., Inc.	(1,691)
20,300	Cascal NV, Strike Price USD 6.13, Expires 3/08/10, Broker Morgan Stanley & Co., Inc.	(5,573)
2,000,000	China Water Affairs Group Ltd., Strike Price HKD 3.22, Expires 3/02/10, Broker Deutsche Bank Securities	(35,088)
36,500	Cia de Saneamento Basico do Estado de Sao Paulo, Strike Price USD 34.34, Expires 2/08/10, Broker Credit Suisse First Boston	(327)

JANUARY 31, 2010	2

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
72,000	Cia de Saneamento de Minas Gerias-COPASA, Strike Price USD 33.33, Expires 2/08/10, Broker Credit Suisse First Boston	$(1)
21,400	Climate Exchange Plc, Strike Price GBP 6.82, Expires 2/24/10, Broker UBS Securities LLC	(1,455)
53,000	Cosan Ltd., Strike Price USD 9.21, Expires 2/08/10, Broker Credit Suisse First Boston	(1,803)
29,300	Cresud SACIF y A - ADR, Strike Price USD 16, Expires 2/16/10, Broker Citigroup Global Markets	(6)
10,600	Deere & Co., Strike Price USD 56.06, Expires 2/26/10, Broker Credit Suisse First Boston	(6,473)
8,000	EDF Energies Nouvelles SA, Strike Price EUR 39.17, Expires 2/24/10, Broker Citigroup Global Markets	(879)
9,500	Fibria Celulose SA - ADR, Strike Price USD 20.60, Expires 2/19/10, Broker Credit Suisse First Boston	(2,796)
4,500	Fibria Celulose SA - ADR, Strike Price USD 23.83, Expires 3/01/10, Broker Morgan Stanley & Co., Inc.	(403)
9,500	FPL Group, Inc., Strike Price USD 51.21, Expires 2/18/10, Broker UBS Securities LLC	(1,124)
33,000	Gamesa Corp. Tecnologica SA, Strike Price EUR 12.86, Expires 2/09/10, Broker Citigroup Global Markets	(144)
10,000	GDF Suez, Strike Price EUR 29.34, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(1,924)
225,000	Hera SpA, Strike Price EUR 1.64, Expires 2/09/10, Broker Citigroup Global Markets	(14,965)
310,000	Hyflux Ltd., Strike Price SGD 3.26, Expires 3/02/10, Broker Jpmorgan Chase Securities	(26,127)
158,000	Iberdrola Renovables SA, Strike Price EUR 3.35, Expires 2/09/10, Broker Credit Suisse First Boston	(75)
82,000	Iberdrola SA, Strike Price EUR 6.57, Expires 2/09/10, Broker Citigroup Global Markets	(27)
105,700	Illovo Sugar Ltd., Strike Price ZAR 33.33, Expires 3/10/10, Broker UBS Securities LLC	(19,400)
158,000	Incitec Pivot Ltd., Strike Price AUD 3.35, Expires 3/02/10, Broker Citigroup Global Markets	(19,438)
10,300	Insituform Technologies, Inc., Strike Price USD 22.88, Expires 2/16/10, Broker Morgan Stanley & Co., Inc.	(437)
675,000	Inversiones Aguas Metropolitanas SA, Strike Price USD 645.39, Expires 2/08/10, Broker Deutsche Bank Securities	(7,189)
240,000	IOI Corp. Bhd, Strike Price USD 5.65, Expires 3/09/10, Broker Credit Suisse First Boston	(338)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (continued)
40,000	Israel Chemicals Ltd., Strike Price ILS 54.37, Expires 2/09/10, Broker UBS Securities LLC	$(135)
6,000	Johnson Controls, Inc., Strike Price USD 29.31, Expires 2/25/10, Broker Credit Suisse First Boston	(2,396)
5,700	Johnson Controls, Inc., Strike Price USD 29.70, Expires 2/18/10, Broker Morgan Stanley & Co., Inc.	(1,223)
50,000	Johnson Matthey Plc, Strike Price GBP 15.96, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(3,871)
13,200	K+S AG, Strike Price EUR 43.07, Expires 2/24/10, Broker UBS Securities LLC	(7,154)
10,600	Kingspan Group Plc, Strike Price EUR 6.26, Expires 2/24/10, Broker UBS Securities LLC	(1,286)
34,000	Kurita Water Industries Ltd., Strike Price JPY 3,059.12, Expires 3/02/10, Broker Goldman Sachs & Co.	(8,486)
85,000	Makhteshim-Agan Industries Ltd., Strike Price ILS 19.21, Expires 2/09/10, Broker UBS Securities LLC	(3,499)
2,525,000	Manila Water Co., Inc., Strike Price USD 15.40, Expires 3/09/10, Broker Deutsche Bank Securities	(23,508)
22,600	Monsanto Co., Strike Price USD 78.60, Expires 3/01/10, Broker Citigroup Global Markets	(30,373)
11,000	Nalco Holding Co., Strike Price USD 26.55, Expires 2/26/10, Broker Morgan Stanley & Co., Inc.	(1,025)
8,500	Nordex AG, Strike Price EUR 10.34, Expires 2/24/10, Broker UBS Securities LLC	(1,893)
194,000	Northumbrian Water Group Plc, Strike Price GBP 2.74, Expires 3/10/10, Broker Citigroup Global Markets	(2,545)
5,400	Novozymes A/S, Strike Price DKK 564.59, Expires 3/10/10, Broker Citigroup Global Markets	(9,782)
43,900	Nufarm Ltd., Strike Price AUD 10.80, Expires 2/02/10, Broker Citigroup Global Markets	(34)
34,000	Orkla ASA, Strike Price NOK 55.55, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(3,727)
10,700	Ormat Technologies, Inc., Strike Price USD 35.85, Expires 3/01/10, Broker Morgan Stanley & Co., Inc.	(7,559)
95,000	Pennon Group Plc, Strike Price GBP 5.45, Expires 2/24/10, Broker UBS Securities LLC	(1,516)
25,700	Pentair, Inc., Strike Price USD 33, Expires 2/25/10, Broker Morgan Stanley & Co., Inc.	(6,809)
30,800	Plum Creek Timber Co., Inc., Strike Price USD 39.29, Expires 3/12/10, Broker UBS Securities LLC	(8,811)
10,900	Rayonier, Inc., Strike Price USD 42.22, Expires 2/01/10, Broker Credit Suisse First Boston	—
83,300	Sao Martinho SA, Strike Price USD 19.19, Expires 2/08/10, Broker Deutsche Bank Securities	(4,715)

3	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Over-the-Counter Call Options Written— (concluded)
15,400	Sasol Ltd. - ADR, Strike Price USD 41.08, Expires 2/18/10, Broker UBS Securities LLC	$(1,234)
51,000	Severn Trent Plc, Strike Price GBP 11.38, Expires 2/24/10, Broker UBS Securities LLC	(8,980)
1,870,000	Sinofert Holdings Ltd., Strike Price HKD 4.28, Expires 2/03/10, Broker Credit Suisse First Boston	(56,773)
54,000	SLC Agricola SA, Strike Price USD 16.67, Expires 2/08/10, Broker Deutsche Bank Securities	(40,500)
500	Solarworld AG, Strike Price EUR 15.50, Expires 2/19/10, Broker UBS Securities LLC	(9,622)
24,000	Southwest Water Co., Strike Price USD 6.41, Expires 3/12/10, Broker UBS Securities LLC	(3,642)
56	Suez Environnement Co., Strike Price EUR 17, Expires 2/19/10, Broker Morgan Stanley & Co., Inc.	(1,291)
5,300	Syngenta AG, Registered Shares, Strike Price CHF 280.68, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(20,266)
50,500	Tetra Tech, Inc., Strike Price USD 27.45, Expires 2/12/10, Broker Morgan Stanley & Co., Inc.	(119)
938,000	Tianjin Capital Environmental Protection Group Co. Ltd., Strike Price HKD 3.23, Expires 3/02/10, Broker Deutsche Bank Securities	(2,228)
31,300	Umicore, Strike Price EUR 25.27, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(3,680)
27,000	United Utilities Group Plc, Strike Price GBP 5.14, Expires 2/24/10, Broker UBS Securities LLC	(9,087)
14,000	United Utilities Group Plc, Strike Price GBP 5.16, Expires 2/09/10, Broker Credit Suisse First Boston	(4,016)
5,400	Veolia Environnement, Strike Price EUR 25.38, Expires 2/24/10, Broker Morgan Stanley & Co., Inc.	(678)
23,600	Vestas Wind Systems A/S, Strike Price DKK 309.73, Expires 2/24/10, Broker Citigroup Global Markets	(16,430)
28,000	Viterra, Inc., Strike Price CAD 10.80, Expires 2/25/10, Broker UBS Securities LLC	(639)
3,000	Wacker Chemie AG, Strike Price EUR 107.36, Expires 3/10/10, Broker Morgan Stanley & Co., Inc.	(4,678)
19,000	Watts Water Industries, Inc., Strike Price USD 32.60, Expires 2/05/10, Broker Morgan Stanley & Co., Inc.	(29)

	Total Over-the-Counter Call Options Written—(0.4)%	(561,855)

	Total Options Written (Premiums Received $2,069,029)—(0.5)%	(668,824)

	Total Investments Net of Outstanding Options Written—100.2%	126,838,607
	Liabilities in Excess of Other Assets—(0.2)%	(194,309)

	Net Assets—100.0%	$126,644,298

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$181,182,485

Gross unrealized appreciation	$1,314,908
Gross unrealized depreciation	(54,989,962)

Net unrealized depreciation	$(53,675,054)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(3,311,982)	$ 355
BlackRock Liquidity Series, LLC Money Market Series	$(2,029,500)	$ 500

(e)	Represents current yield as of report date.

(f)	Security purchased with the cash collateral from securities loans.

•	Foreign currency exchange contracts as of January 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation

				Deutsche Bank
ZAR	3,302,000	USD	435,884	Securities	2/01/10	$(2,764)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trusts’s own assumptions used in determining the fair value of investments)

JANUARY 31, 2010	4

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks:
Auto Components	$720,797	—	—	$720,797
Building Products	—	$191,662	—	191,662
Chemicals	14,738,607	17,935,760	—	32,674,367
Commercial Services & Supplies	2,537,944	712,003	—	3,249,947
Construction & Engineering	2,323,253	—	—	2,323,253
Diversified Financial Services	—	462,788	—	462,788
Electric Utilities	1,867,508	2,231,267	—	4,098,775
Electrical Equipment	4,613,814	5,310,384	—	9,924,198
Electronic Equipment, Instruments	3,666,330	—	—	3,666,330
Food Products	12,121,923	1,832,265	—	13,954,188
Independent Power Producers & Energy Traders	819,196	2,446,928	—	3,266,124
Industrial Conglomerates	—	682,656	—	682,656
Machinery	7,983,727	2,300,688	—	10,284,415
Multi-Utilities	—	3,430,669	—	3,430,669
Oil, Gas & Consumable Fuels	1,228,111	1,241,302	—	2,469,413
Paper & Forest Products	563,024	650,115	—	1,213,139
Real Estate Investment Trusts	3,483,262	—	—	3,483,262
Road & Rail	1,065,411	—	—	1,065,411
Semiconductors & Semiconductor Equipment	301,920	—	—	301,920
Water Utilities	14,475,038	11,591,394	—	26,066,432
Short-Term Securities	3,865,685	112,000	—	3,977,685

Total	$76,375,550	$51,131,881	—	$127,507,431

Other Financial Instruments1

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:	$(106,969)	$(564,619)	—	$(671,588)

Total	$(106,969)	$(564,619)	—	$(671,588)

[1]

Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

KEY TO ABBREVIATIONS

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen

NOK	— Norwegian Krone
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

5	JANUARY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock EcoSolutions Investment Trust

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: March 19, 2010

	By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EcoSolutions Investment Trust

Date: March 19, 2010